Consolidated balance sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 30,565	$ 10,456
Accounts receivable, less allowance for doubtful accounts of $476 and $141, respectively	77,684	68,817
Program license fees	99,574	106,825
Prepaid program license fees	4,099	1,778
Prepaid and other assets	2,367	2,271
Total current assets	214,289	190,147
Program license fees	136,503	178,332
Property and equipment, net	12,701	13,176
Goodwill	314,033	314,033
Prepaid and other assets	1,008	2,373
Total assets	678,534	698,061
LIABILITIES:
Accounts payable and accrued liabilities	27,835	19,642
Audience deficiency reserve liability	26,954	17,872
License fees payable	104,286	99,494
Payables to Hallmark Cards affiliates	1,005	23,745
Credit facility and interest payable		1,002
Notes and interest payable to HCC	38,174	345,314
Company obligated mandatorily redeemable preferred interest		22,902
Total current liabilities	198,254	529,971
Accrued liabilities	18,972	24,484
License fees payable	33,818	82,881
Notes payable to HCC	379,521
Senior secured note to HCC, including accrued interest		758,755
Total liabilities	630,565	1,396,091
COMMITMENTS AND CONTINGENCIES
REDEEMABLE PREFERRED STOCK, $.01 par value; $1,000 liquidation preference; 10,000,000 and 1,000,000 shares authorized; 0 and 185,000 shares issued and outstanding as of December 31, 2009 and 2010, respectively	198,934
STOCKHOLDERS' DEFICIT:
Common stock	3,597
Paid-in capital	1,991,157	1,456,788
Accumulated deficit	(2,145,719)	(2,155,866)
Total stockholders' deficit	(150,965)	(698,030)
Total liabilities and stockholders' deficit	678,534	698,061
Class A common stock
STOCKHOLDERS' DEFICIT:
Common stock	3,597	741
Class B common stock
STOCKHOLDERS' DEFICIT:
Common stock		$ 307